Warrants (Schedule of Key Assumptions for Determining the Fair Value of the Warrants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	May 21, 2014	Sep. 30, 2013	May 31, 2014
Key assumptions
Conversion/exercise price		$ 0.05
March and October 2014 Warrants [Member]
Key assumptions
Dividend rate
Closing price of common stock	$ 0.24
Key assumptions at origination:
Annual volatility	60.00%
Dividend rate
March and October 2014 Warrants [Member] | Minimum [Member]
Key assumptions
Annual volatility	103.00%
Risk-free rate	1.07%
Expected term	2 years 7 months 6 days
Conversion/exercise price	$ 0.75
Key assumptions at origination:
Risk-free rate	0.90%
Contractual term	3 years
Closing price of common stock	$ 0.30
Conversion/exercise price	$ 0.75
March and October 2014 Warrants [Member] | Maximum [Member]
Key assumptions
Annual volatility	105.00%
Risk-free rate	1.78%
Expected term	5 years
Conversion/exercise price	$ 1.00
Key assumptions at origination:
Risk-free rate	1.75%
Contractual term	5 years
Closing price of common stock	$ 3.00
Conversion/exercise price	$ 3.75
Resale Warrants [Member]
Key assumptions
Annual volatility	103.00%
Risk-free rate	1.78%
Dividend rate
Expected term	3 years 10 months 24 days
Closing price of common stock	$ 0.24
Conversion/exercise price	$ 2.66		$ 2.66
Key assumptions at origination:
Annual volatility	110.00%
Risk-free rate	1.56%
Dividend rate
Contractual term	4 years
Closing price of common stock	$ 0.75
Conversion/exercise price	$ 2.66
Compensation Warrants [Member]
Key assumptions
Annual volatility	103.00%
Risk-free rate	1.78%
Dividend rate
Expected term	4 years 7 months 6 days
Closing price of common stock	$ 0.24
Conversion/exercise price	$ 1.00			$ 1.00
Key assumptions at origination:
Annual volatility	111.00%
Risk-free rate	1.56%
Dividend rate
Contractual term	5 years
Closing price of common stock	$ 0.75
Conversion/exercise price	$ 1.00